Summary of Activity in Warranty Reserves (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Balance, beginning of year	$ 1,942	$ 1,847	$ 1,488
Amount charged to expense for estimated warranty costs	1,517	1,788	1,138
Deductions for actual costs incurred	(1,765)	(1,693)	(779)
Balance, end of year	$ 1,694	$ 1,942	$ 1,847